Other Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Sale Leaseback Transaction [Line Items]
Workers’ compensation and other claims	$ 56.5	$ 46.3
Non-recourse financing liability(a)	12.6	14.4
Post-employment benefits	11.5	12.0
Asset retirement and remediation obligations	14.3	12.9
Employee-related liabilities	1.2	4.2
Noncurrent tax liabilities	5.3	5.7
Other	34.7	34.0
Other liabilities	$ 136.1	$ 129.5
Brink's Mexico | Mexico City
Sale Leaseback Transaction [Line Items]
Lease term (in years)	2 years	2 years